Note 12 - Restated Financial Statements (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Scenario, Previously Reported [Member]
Additional paid in capital				$ 5,580,548
Retained Earnings (Accumulated Deficit)				(5,461,933)
Cash flows from operating activities:
Share-based Compensation				264,226
Effect of exchange rate on cash and cash equivalents				(156,338)
Restatement Adjustment [Member]
Additional paid in capital				(179,058)
Retained Earnings (Accumulated Deficit)				179,058
Cash flows from operating activities:
Share-based Compensation				(179,058)
Effect of exchange rate on cash and cash equivalents				179,058
Additional paid in capital	$ 11,137,911		$ 5,880,119	5,401,490
Retained Earnings (Accumulated Deficit)	(8,026,046)		(6,306,297)	(5,282,875)
Share-based Compensation	450,566	$ 358,972	478,629	85,168
Effect of exchange rate on cash and cash equivalents	$ (18,291)	$ (17,916)	$ (23,888)	$ 22,720